Common and Preferred Shares Preferred Shares (Details) - $ / shares				12 Months Ended
	Oct. 12, 2012	Apr. 02, 2008	Dec. 22, 2006	Dec. 31, 2015	Dec. 31, 2014
Series C Preferred Shares [Member]
Schedule of Preferred Stock [Line Items]
Preferred Stock, Shares Issued			5,400,000	5,400,000	5,400,000
Preferred share dividend percentage			5.75%	5.75%
Preferred share dividend rate (in dollars per share)				$ 1.4375
Per share liquidation preference				25
Preferred shares conversion rate				0.3758
Preferred shares conversion price				66.52
Common shares quarterly dividend per share threshold, minimum				$ 0.6875
Common share closing price percent of preferred share prevailing conversion price, minimum				135.00%
Preferred Shares declared dividends per share				$ 1.4375	$ 1.4375
Preferred Stock, Dividends, Per Share, Cash Paid				$ 1.4375
Series E Preferred Shares [Member]
Schedule of Preferred Stock [Line Items]
Preferred Stock, Shares Issued		3,500,000		3,450,000	3,450,000
Preferred share dividend percentage		9.00%		9.00%
Preferred share dividend rate (in dollars per share)				$ 2.25
Per share liquidation preference				25
Preferred shares conversion rate				0.4573
Preferred shares conversion price				54.67
Common shares quarterly dividend per share threshold, minimum				$ 0.84
Common share closing price percent of preferred share prevailing conversion price, minimum				150.00%
Preferred Shares declared dividends per share				$ 2.25	$ 2.25
Series F Preferred Stock [Member]
Schedule of Preferred Stock [Line Items]
Preferred Stock, Shares Issued	5,000,000
Preferred share dividend percentage	6.625%			6.625%
Preferred share dividend rate (in dollars per share)				$ 1.65625
Per share liquidation preference				25.00
Preferred Shares declared dividends per share				1.65625	$ 1.65625
Preferred Stock, Dividends, Per Share, Cash Paid				$ 1.65625